Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Expected Amortization Expense [Line Items]
2015	¥ 8,736
2016	7,322
2017	6,179
2018	5,339
2019	¥ 4,300